DISPOSAL OF SUBSIDIARIES - Summary of Gain on deconsolidation of subsidiary (Details) $ in Millions					12 Months Ended
	Sep. 10, 2020 CNY (¥)	Sep. 10, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
DECONSOLIATION OF SUBSIDIARIES
Carrying amount of Red5's net liabilities deconsolidated					¥ 60,231,633
Less: Carrying amount of noncontrolling interest					(47,945,622)
Gain on deconsolidated of subsidiary					12,286,011
The9 Computer, C9I Shanghai and Shanghai Kaie | Disposal Group, Disposed of by Sale
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary			¥ 391,800,000
Asian Development Ltd ("Asian Development") | Disposal Group, Disposed of by Sale
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary | $				$ 61.5
Asian Development Ltd ("Asian Development") | Disposal Group, Disposed of by Means Other than Sale
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary	¥ 83,700,000	$ 13.1
Red5 Studio Inc.
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary					¥ 9,500,000	$ 1.5